SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Selling costs	€ 288,538	€ 236,443	€ 226,988
General and administrative costs	272,606	226,137	200,986
Total selling, general and administrative costs	€ 561,144	€ 462,580	€ 427,974